Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2023	May 25, 2022	Apr. 04, 2022	Sep. 08, 2021
Income Taxes (Details)
Incurred losses	$ 560,000	$ 1,254,000
Unrecognized tax benefit	227,000	227,000
Incresae in unrecognized tax benefit		11,000
Federal net operating loss carryover	3,800,000	1,500,000
Federal valuation allowance	786,000	128,000
R&D tax credit carryovers	$ 1,513,000	$ 1,513,000
ERTC credits				$ 461,043		$ 99,132
ERTC credits one				$ 459,614		$ 190,983
ERTC credits with interest			$ 468,880		$ 99,826
ERTC credits with interest one			$ 470,970		$ 192,793